Consolidated Statements of Comprehensive Income(Loss) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based compensation	$ 3,068,213	$ 5,575,877	$ 6,056,033
General and administrative
Share-based compensation	2,739,892	5,240,518	6,395,451
Product development
Share-based compensation	216,374	205,448	(217,695)
Sales and marketing
Share-based compensation	$ 111,947	$ 129,911	$ (121,723)